UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22085

Tortoise Tortoise Return Fund, LLC
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Tortoise Total Return Fund, LLC
SCHEDULE OF INVESTMENTS (Unaudited)

	March 31, 2009
	Shares	Fair Value
Master Limited Partnerships and Related Companies - 97.4% (1)
Crude/Refined Products Pipelines - 40.5% (1)
Buckeye Partners, L.P.	7,800	$278,148
Enbridge Energy Partners, L.P.	25,350	758,725
Kinder Morgan Management, LLC (2)	27,254	1,110,866
Magellan Midstream Partners, L.P.	39,880	1,171,276
NuStar Energy L.P.	12,375	570,611
Plains All American Pipeline, L.P.	32,585	1,197,825
SemGroup Energy Partners, L.P.	11,752	38,194
Sunoco Logistics Partners L.P.	8,440	435,251
TEPPCO Partners, L.P.	30,400	688,560
		6,249,456

Natural Gas/Natural Gas Liquids Pipelines - 39.6% (1)
Boardwalk Pipeline Partners, LP	26,500	593,600
El Paso Pipeline Partners, L.P.	39,400	677,680
Energy Transfer Equity, L.P.	28,533	602,902
Energy Transfer Partners, L.P.	23,700	874,293
Enterprise GP Holdings L.P.	18,730	423,673
Enterprise Products Partners L.P.	53,125	1,182,031
ONEOK Partners, L.P.	11,366	462,028
Spectra Energy Partners, LP	26,400	576,576
Williams Pipeline Partners L.P.	44,100	725,886
		6,118,669

Natural Gas Gathering/Processing - 14.4% (1)
Copano Energy, L.L.C.	62,952	838,521
DCP Midstream Partners, LP	16,300	229,178
MarkWest Energy Partners, L.P.	43,800	507,642
Targa Resources Partners LP	32,500	291,200
Western Gas Partners LP	24,330	362,030
		2,228,571

Propane Distribution - 2.9% (1)
Inergy, L.P.	20,285	444,647

Total Master Limited Partnerships and Related Companies (Cost $17,089,243)		15,041,343

Short-Term Investment - 3.2% (1)
First American Government Obligations Fund - Class Y, 0.14%(3) (Cost $497,024)	497,024	497,024

Total Investments - 100.6% (1) (Cost $17,586,267)		15,538,367
Liabilities in Excess of Cash and Other Assets - (0.6%) (1)		(91,617)
Total Members' Capital - 100.0% (1)		$15,446,750

(1) Calculated as a percentage of members' capital.
(2) Security distributions are paid-in-kind.
(3) Rate indicated is the current yield as of March 31, 2009.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2009, the Company’s total investments at fair value were $15,538,367 and all investments were fair valued using quoted prices in active markets for identical assets (Level 1).  These investments are measured on a recurring basis.

As of March 31, 2009, the aggregate cost of securities for federal income tax purposes was $16,981,674.  At March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $1,166,833, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $2,610,140 and the net unrealized depreciation was $ 1,443,307.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Total Return Fund, LLC

Date: May 1, 2009	By:	/s/ Kenneth P. Malvey
Kenneth P. Malvey
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Total Return Fund, LLC

Date: May 1, 2009	By:	/s/ Kenneth P. Malvey
Kenneth P. Malvey
Chief Executive Officer

Tortoise Total Return Fund, LLC

Date: May 1, 2009	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer